Results of Segments	12 Months Ended
Dec. 31, 2020
Results of Segments
Results of Segments

Section C — Financial Results

This section provides insight into the financial results of SAP's reportable segments and of SAP overall as far as not already covered by previous sections. This includes but is not limited to segment results, income taxes, and earnings per share.

(C.1) Results of Segments

General Information

At year end 2020, SAP had five operating segments that are regularly reviewed by the Executive Board, which is responsible for assessing the performance of the Company and for making resource allocation decisions as our chief operating decision maker (CODM). The operating segments are largely organized and managed separately according to their product and service offerings, notably whether the products and services relate to our services activities, travel management offerings or experience management solutions, or cover other activities of our business.

The former Applications, Technology & Services segment was renamed at the beginning of 2020 to Applications, Technology & Support, while the services functions were bundled into the new Services segment. The Applications, Technology & Support segment derives its revenues primarily from the sale of software licenses, support offerings, and cloud subscriptions (as far as not included in one of the other segments).

The new Services segment covers most of SAP’s services activities. It was established by bringing together services delivery and services sales functions to a new global services unit. Revenues are mainly generated from the sale of various professional services, premium support services, implementation services for our software products, and education services on the use of our products. However, the services segment does not reflect the full services business, as other segments provide services as well.

In 2020, the former Intelligent Spend Group segment was renamed to the Concur segment. This was the result of the integration of SAP Ariba and SAP Fieldglass offerings as well as major parts of the Concur engineering functions into the Applications, Technology & Support segment and the Services segment. The Concur segment derives its revenues mainly from transaction fees charged for the use of SAP’s cloud-based Concur travel management offerings and related services.

The Qualtrics segment derives its revenues mainly from the sale of experience management cloud solutions (offerings of Qualtrics) that run front-office functions across the experience data and from the sale of related services. For more information about the initial public offering of Qualtrics International Inc., see Note (G.8).

On November 4, 2020, we acquired Emarsys eMarketing Systems AG ("Emarsys"), an innovative and easy-to-use cloud-based marketing platform, to complement and enhance our existing SAP Customer Experience solutions. Consequently, this acquisition led to a new operating segment called Emarsys. Due to its size, however, Emarsys is not a reportable segment. The Emarsys segment derives its revenues mainly from the sales of cloud-based customer experience offerings and from the sale of related services.

Further, in the fourth quarter of 2020, we sold our former non-reportable Digital Interconnect segment which derived its revenues from the sale of telephony, video chat, and routing offerings.

The segment information for 2020 and the comparative prior periods were restated to conform with the new segment composition.

y Segment Reporting Policies

Our management reporting system, and hence our segment reporting system, reports our intersegment services as cost reductions and does not track them as internal revenue. Intersegment services mainly represent utilization of human resources of one segment by another segment on a project basis. Intersegment services are charged based on internal cost rates including certain indirect overhead costs but excluding a profit margin.

Most of our depreciation and amortization expense affecting segment profits is allocated to the segments as part of broader infrastructure allocations and is thus not tracked separately on the operating segment level. Depreciation and amortization expense that is directly allocated to the operating segments is immaterial in all segments presented.

Our management reporting system produces a variety of reports that differ by the currency exchange rates used in the accounting for foreign-currency transactions and operations, where both actual and constant currency numbers are reported to and used by our CODM. Reports based on actual currencies use the same currency rates as are used in our financial statements. Reports based on constant currencies report revenues and expenses using the average exchange rates from the previous year’s corresponding period.

We use an operating profit indicator to measure the performance of our operating segments. However, the accounting policies applied in the measurement of operating segment revenue and profit differ as follows from the IFRS accounting principles used to determine the operating profit measure in our income statement:

-      The measurements of segment revenue and results include the recurring revenues that would have been recorded by acquired entities had they remained stand-alone entities but which are not recorded as revenue under IFRS due to fair value accounting for customer contracts in effect at the time of an acquisition.

-      The expense measures exclude:

●
Acquisition-related charges such as amortization expense and impairment charges for intangibles acquired in business combinations and certain stand-alone acquisitions of intellectual property (including purchased in-process research and development) as well as sale/disposal gains and losses for these intangibles, settlements of pre-existing business relationships in connection with a business combination, and acquisition-related third-party expenses
●
Share-based payment expenses
●
Restructuring expenses

-      Certain activities are exclusively managed on corporate level, including finance, accounting, legal, human resources, global business operations, and global marketing. They are not included in the results of our reportable segments.

Revenues and expenses of our operating but non-reportable segment, and the certain activities managed on corporate level, as outlined above, are presented under the Other revenue and Other expenses items in the reconciliation in Note (C.2).

Information about assets and liabilities and additions to non-current assets by segment are not regularly provided to our Executive Board. Goodwill by segment is disclosed in Note (D.2).

Applications, Technology & Support

€ millions	2020		2019		2018
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency[1]	Currency	Currency[1]	Currency
Cloud	6,254	6,379	5,259	5,098	3,905
Software licenses	3,637	3,765	4,523	4,422	4,645
Software support	11,502	11,707	11,542	11,279	10,981
Software licenses and support	15,138	15,472	16,064	15,700	15,626
Cloud and software	21,392	21,852	21,323	20,798	19,531
Services	288	292	341	335	342
Total segment revenue	21,680	22,144	21,664	21,132	19,873
Cost of cloud	-2,165	-2,218	-1,972	-1,913	-1,620
Cost of software licenses and support	-1,756	-1,790	-1,910	-1,872	-1,835
Cost of cloud and software	-3,922	-4,008	-3,882	-3,784	-3,455
Cost of services	-308	-313	-332	-326	-321
Total cost of revenue	-4,230	-4,321	-4,214	-4,111	-3,776
Segment gross profit	17,450	17,823	17,450	17,022	16,096
Other segment expenses	-8,026	-8,190	-7,996	-7,821	-7,513
Segment profit	9,423	9,633	9,454	9,201	8,583

[1] The 2020 constant currency amounts are only comparable to 2019 actual currency amounts; 2019 constant currency amounts are only comparable to 2018 actual currency amounts.

Concur

€ millions	2020		2019		2018
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency[1]	Currency	Currency[1]	Currency
Cloud	1,288	1,306	1,373	1,313	1,107
Software licenses	0	0	0	0	0
Software support	0	0	0	0	0
Software licenses and support	0	0	0	0	0
Cloud and software	1,288	1,306	1,373	1,313	1,107
Services	217	221	236	226	231
Total segment revenue	1,505	1,526	1,609	1,539	1,338
Cost of cloud	-154	-158	-181	-173	-160
Cost of software licenses and support	0	0	0	0	0
Cost of cloud and software	-154	-158	-181	-173	-160
Cost of services	-165	-167	-169	-162	-160
Total cost of revenue	-319	-325	-350	-335	-320
Segment gross profit	1,186	1,201	1,260	1,204	1,019
Other segment expenses	-622	-632	-640	-614	-537
Segment profit	564	569	620	590	482

[1] The 2020 constant currency amounts are only comparable to 2019 actual currency amounts; 2019 constant currency amounts are only comparable to 2018 actual currency amounts.

Qualtrics

€ millions	2020		2019		2018[2]
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency[1]	Currency	Currency[1]	Currency
Cloud	518	529	371	353	NA
Software licenses	0	0	0	0	NA
Software support	0	0	0	0	NA
Software licenses and support	0	0	0	0	NA
Cloud and software	518	529	371	353	NA
Services	162	166	137	130	NA
Total segment revenue	681	696	508	483	NA
Cost of cloud	-43	-43	-33	-31	NA
Cost of software licenses and support	0	0	0	0	NA
Cost of cloud and software	-43	-43	-33	-31	NA
Cost of services	-110	-112	-78	-74	NA
Total cost of revenue	-152	-155	-110	-106	NA
Segment gross profit	528	541	398	377	NA
Other segment expenses	-509	-521	-389	-368	NA
Segment profit	19	20	8	9	NA

[1] The 2020 constant currency amounts are only comparable to 2019 actual currency amounts; 2019 constant currency amounts are only comparable to 2018 actual currency amounts.

[2] There are no prior-period numbers presented for the Qualtrics segment for 2018, since Qualtrics was acquired in 2019.

Services

€ millions	2020		2019		2018
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency[1]	Currency	Currency[1]	Currency
Cloud	0	1	0	0	0
Software licenses	0	0	0	0	0
Software support	4	4	5	5	3
Software licenses and support	4	4	5	5	3
Cloud and software	5	5	5	5	4
Services	3,153	3,203	3,442	3,354	3,161
Total segment revenue	3,157	3,208	3,447	3,359	3,165
Cost of cloud	-70	-72	-57	-56	-51
Cost of software licenses and support	-33	-34	-55	-54	-77
Cost of cloud and software	-103	-106	-112	-110	-128
Cost of services	-2,136	-2,179	-2,506	-2,453	-2,379
Total cost of revenue	-2,240	-2,285	-2,618	-2,562	-2,507
Segment gross profit	918	923	829	796	658
Other segment expenses	-419	-429	-467	-456	-409
Segment profit	499	494	362	340	249

[1] The 2020 constant currency amounts are only comparable to 2019 actual currency amounts; 2019 constant currency amounts are only comparable to 2018 actual currency amounts.

Segment Revenue by Region

€ millions	EMEA			Americas			APJ			Total Segment Revenue
	2020		2019	2020		2019	2020		2019	2020		2019
	Actual	Constant	Actual	Actual	Constant	Actual	Actual	Constant	Actual	Actual	Constant	Actual
	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency
Applications, Technology & Support	10,249	10,356	10,083	7,964	8,245	8,056	3,467	3,542	3,525	21,680	22,144	21,664
Concur	228	232	260	1,103	1,117	1,176	175	177	174	1,505	1,526	1,609
Qualtrics	97	99	68	528	540	403	55	56	37	681	696	508
Services	1,432	1,448	1,530	1,340	1,370	1,447	385	391	470	3,157	3,208	3,447
Total reportable segments	12,006	12,136	11,941	10,935	11,272	11,081	4,082	4,166	4,207	27,023	27,574	27,229

€ millions	EMEA			Americas			APJ			Total Segment Revenue
		2019	2018		2019	2018		2019	2018		2019	2018
	Actual Currency	Constant Currency	Actual Currency	Actual Currency	Constant Currency	Actual Currency	Actual Currency	Constant Currency	Actual Currency	Actual Currency	Constant Currency	Actual Currency
Applications, Technology & Support	10,083	10,015	9,416	8,056	7,699	7,226	3,525	3,419	3,231	21,664	21,132	19,873
Concur	260	246	152	1,176	1,125	1,061	174	168	125	1,609	1,539	1,338
Qualtrics[1]	68	65	NA	403	383	NA	37	36	NA	508	483	NA
Services	1,530	1,473	1,471	1,447	1,441	1,227	470	444	467	3,447	3,359	3,165
Total reportable segments	11,941	11,798	11,038	11,081	10,648	9,515	4,207	4,067	3,823	27,229	26,513	24,376

[1] There are no prior-period numbers presented for the Qualtrics segment for 2018, since Qualtrics was acquired in 2019.

For a breakdown of revenue by region for the SAP Group, see Note (A.1).